Commitments and Guarantees - Schedule of aircraft acquisition (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) aircraft	Dec. 31, 2020 BRL (R$) aircraft
Aircraft
Disclosure of detailed information about property and equipment [line items]
Number of aircraft committed to acquire | aircraft	131	132
Financial disbursements calculated at present value	R$ 12,631,540	R$ 10,173,834
Aircraft | Year one
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	0	1,941,843
Aircraft | Year two
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	1,332,170	855,247
Aircraft | Year three
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	1,048,452	565,661
Aircraft | Year four
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	2,354,729	1,533,423
Aircraft | Year five
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	2,116,390	1,351,477
Aircraft | Year six
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	2,325,528	1,633,289
Aircraft | After year six
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	R$ 3,454,271	R$ 2,292,894
Aircraft acquired from manufactures
Disclosure of detailed information about property and equipment [line items]
Number of aircraft committed to acquire | aircraft	86	94
Aircraft leased from lessors
Disclosure of detailed information about property and equipment [line items]
Number of aircraft committed to acquire | aircraft	45	38